ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	9 Months Ended
Sep. 30, 2023
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Detail of accounts payable and accrued expenses as of September 30, 2023, and 2022 was as follows:

	September 30,	December 31,
	2023	2022
Accounts payable	$2,481,160	$669,231
Credit card payable	141,345	29,454
Accrued interest	100,648	12,298
Accrued expenses and other payables	187,615	25,675
Total accounts payable and accrued expenses	$2,910,768	$736,658

Titan Trucking LLC [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Detail of accounts payable and accrued expenses as of December 31, 2022 and 2021 is as follows:

	December 31, 2022	December 31, 2021
Accounts payable	$669,231	$309,833
Credit card payable	29,454	28,683
Accrued interest	12,298	35,131
Accrued expenses and other	25,675	-
	$736,658	$373,647